Federated Hermes U.S. SMID Fund
A Portfolio of Federated Hermes Adviser Series
INSTITUTIONAL SHARES (TICKER FHUMX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2023
Effective May 1, 2024, Alex Knox will no longer serve as a portfolio manager of the above-named Fund. Accordingly, please remove all references to Ms. Knox on May 1, 2024.
Portfolio Managers Mark Sherlock, Henry Biddle and Michael Russell will continue to manage the Fund.
April 25, 2024

Federated Hermes U.S. SMID Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456783 (4/24)
© 2024 Federated Hermes, Inc.